Share-Based Compensation - Stock Option Activity (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares outstanding, beginning of period	5,058,363	2,339,601
Shares granted	0	2,970,353
Shares forfeited	0	(242,970)
Shares exercised	(42,600)	0
Shares outstanding, end of period	5,015,763	5,066,984.000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period (USD per share)	$ 8.48	$ 5.89
Weighted Average Exercise Price, Granted, (USD per share)	$ 0.00	$ 10.32
Weighted Average Exercise Price, Forfeited, (USD per share)	$ 0.00	$ 6.60
Weighted Average Exercise Price, Exercised, (USD per share)	$ 3.67	$ 0.00
Weighted Average Exercise Price, end of period (USD per share)	$ 8.52	$ 8.46